Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.366%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,119,862.46

Principal:
Principal Collections	$23,279,646.02
Prepayments in Full	$10,170,453.05
Liquidation Proceeds	$494,802.81
Recoveries	$26,635.57
Sub Total	$33,971,537.45
Collections	$36,091,399.91

Purchase Amounts:
Purchase Amounts Related to Principal	$171,816.68
Purchase Amounts Related to Interest	$777.52
Sub Total	$172,594.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,263,994.11

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,263,994.11
Servicing Fee	$885,705.04	$885,705.04	$0.00	$0.00	$35,378,289.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,378,289.07
Interest - Class A-2a Notes	$224,722.78	$224,722.78	$0.00	$0.00	$35,153,566.29
Interest - Class A-2b Notes	$135,524.55	$135,524.55	$0.00	$0.00	$35,018,041.74
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$34,634,250.07
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$34,492,418.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,492,418.40
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$34,435,443.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,435,443.73
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$34,393,064.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,393,064.15
Regular Principal Payment	$32,730,783.43	$32,730,783.43	$0.00	$0.00	$1,662,280.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,662,280.72
Residual Released to Depositor	$0.00	$1,662,280.72	$0.00	$0.00	$0.00
Total		$36,263,994.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,730,783.43
Total					$32,730,783.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,188,336.55	$70.28	$224,722.78	$0.71	$22,413,059.33	$70.99
Class A-2b Notes	$10,542,446.88	$70.28	$135,524.55	$0.90	$10,677,971.43	$71.18
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$32,730,783.43	$24.85	$985,224.92	$0.75	$33,716,008.35	$25.60

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$259,295,511.00	0.8213352	$237,107,174.45	0.7510522
Class A-2b Notes	$123,200,274.46	0.8213352	$112,657,827.58	0.7510522
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$947,435,785.46	0.7192037	$914,705,002.03	0.6943576

Pool Information
Weighted Average APR	2.462%	2.454%
Weighted Average Remaining Term	49.42	48.58
Number of Receivables Outstanding	47,557	46,796
Pool Balance	$1,062,846,042.11	$1,028,324,957.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$980,752,380.58	$949,326,658.77
Pool Factor	0.7432499	0.7191093

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$15,424,874.37
Yield Supplement Overcollateralization Amount	$78,998,299.13
Targeted Overcollateralization Amount	$113,619,955.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,619,955.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$404,365.65
(Recoveries)		20	$26,635.57
Net Loss for Current Collection Period			$377,730.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4265%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4201%
Second Prior Collection Period			0.3636%
Prior Collection Period			0.4139%
Current Collection Period			0.4335%
Four Month Average (Current and Prior Three Collection Periods)			0.4078%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		918	$2,682,836.96
(Cumulative Recoveries)			$89,092.99
Cumulative Net Loss for All Collection Periods			$2,593,743.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1814%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,922.48
Average Net Loss for Receivables that have experienced a Realized Loss			$2,825.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	398	$9,845,426.08
61-90 Days Delinquent	0.14%	60	$1,450,556.57
91-120 Days Delinquent	0.02%	8	$190,654.27
Over 120 Days Delinquent	0.01%	6	$113,002.82
Total Delinquent Receivables	1.13%	472	$11,599,639.74

Repossession Inventory:
Repossessed in the Current Collection Period		31	$788,334.37
Total Repossessed Inventory		47	$1,194,525.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1117%
Prior Collection Period			0.1135%
Current Collection Period			0.1581%
Three Month Average			0.1278%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1706%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer